INVENTORIES - Analysis of inventories (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Trade goods	₺ 1,639,480	₺ 770,141
Subsequently returned goods included in inventory	7,779
Cost
INVENTORIES
Trade goods	1,650,528	785,969
Accumulated impairment
INVENTORIES
Trade goods	₺ (11,048)	₺ (15,828)	₺ (1,289)